KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended December 31, 2023, and 2022.

	12/31/2023	12/31/2022

Salaries, social security and other benefits	1,140,415	1,201,651
Share-based incentives	8,527,214	2,062,345
Total	9,667,629	3,263,996